LONG-TERM DEBT (Details)			6 Months Ended		12 Months Ended
	Apr. 18, 2020 USD ($)	Apr. 29, 2016 USD ($) ft²	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 01, 2016 USD ($)
Duluth Economic Development Authority bonds sold to bank to finance capital expenditures							$ 3,415,000
Proceeds from Issuance of Long-term Debt, Total			$ 0	$ 1,214,500	$ 1,214,500
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			1.80%
Line of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 2,050,000		2,050,000
Long-term Line of Credit, Total			$ 0		$ 0	$ 0
Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate					1.80%
Loan [Member]
Debt Instrument, Periodic Payment, Total		$ 18,000
Debt Instrument, Interest Rate, Stated Percentage		2.60%
Debt Issuance Costs, Gross		$ 139,000
Debt Instrument, Interest Rate, Effective Percentage			3.23%		3.23%
Debt Service Coverage Ratio		1.25
Amortization of Debt Issuance Costs					$ 11,000	11,000
Debt Issuance Costs, Noncurrent, Net, Total					85,000	$ 85,000
Amortization of Debt Issuance Costs Annual Expected Amount Over Remainder of Debt Term					$ 85,000
Loan [Member] | Building [Member]
Area of Real Estate Property (Square Foot) | ft²		27,300
SBA CARES Act Paycheck Protection Program [Member]
Proceeds from Issuance of Long-term Debt, Total	$ 1,214,500
Duluth Economic Development Authority [Member]
Duluth Economic Development Authority bonds sold to bank to finance capital expenditures							$ 3,415,000